Allowance For Credit Losses	12 Months Ended
Dec. 31, 2010
Allowance For Credit Losses [Abstract]
Allowance For Credit Losses
Note 15 – Allowance for credit losses

JPMorgan Chase’s allowance for loan losses covers the wholesale and consumer, including credit card loan portfolios, and represents management’s estimate of probable credit losses inherent in the Firm’s loan portfolio. Management also computes an allowance for wholesale and consumer lending-related commitments using methodologies similar to those used to compute the allowance on the underlying loans. During 2010, the Firm did not make any significant changes to the methodologies or policies used to determine its allowance for credit losses, which policies are described in the following paragraphs.
The allowance for loan losses includes an asset-specific component, a formula-based component and a component related to PCI loans.
The asset-specific component relates to loans considered to be impaired, which includes loans that have been modified in a troubled debt restructuring as well as risk-rated loans that have been placed on nonaccrual status. An asset-specific allowance for impaired loans is established when the loan’s discounted cash flows (or, in certain cases, the loan’s observable market price) is lower than the recorded investment in the loan. To compute the asset-specific component of the allowance, larger loans are evaluated individually, while smaller loans are evaluated as pools using historical loss experience for the respective class of assets. Risk-rated loans (primarily wholesale loans) are pooled by risk rating, while scored loans (i.e., consumer loans) are pooled by product type.
The Firm generally measures the asset-specific allowance as the difference between the recorded investment in the loan and the present value of the cash flows expected to be collected, discounted at the loan’s original effective interest rate. Subsequent changes in impairment due to the impact of discounting are reported as an adjustment to the provision for loan losses, not as an adjustment to interest income. An asset-specific allowance for an impaired loan that is determined using an observable market price is measured as the difference between the recorded investment in the loan and the loan’s fair value.
Certain loans are deemed collateral-dependent because repayment of the loan is expected to be provided solely by the underlying collateral, rather than by cash flows from the borrower’s operations, income or other resources. Impaired collateral-dependent loans are charged-off to the fair value of the collateral, less costs to sell, rather than being subject to an asset-specific reserve as for other impaired loans.
The determination of the fair value of the collateral depends on the type of collateral (e.g., securities, real estate). In cases where the collateral is in the form of liquid securities, the fair value is based on quoted market prices or broker quotes. For illiquid securities or other financial assets, the fair value of the collateral is estimated using a discounted cash flow model.
For residential real estate loans, collateral values are based upon external valuation sources. When it becomes likely that a borrower is either unable or unwilling to pay, the Firm obtains a broker's price opinion of the home based on an exterior-only valuation (“exterior opinions”). As soon as practicable after taking physical possession of the property through foreclosure, the Firm obtains an appraisal based on an inspection that includes the interior of the home (“interior appraisals”). Exterior opinions and interior appraisals are discounted based upon the Firm's experience with actual liquidation values as compared to the estimated values provided by exterior opinions and interior appraisals, considering state- and product-specific factors.
For commercial real estate loans, the collateral value is generally based on appraisals from internal and external valuation sources. Collateral values are typically updated every six to twelve months, either by obtaining a new appraisal or by performing an internal analysis, in accordance with the Firm’s policies. The Firm also considers both borrower- and market-specific factors, which may result in obtaining appraisal updates or broker price opinions at more frequent intervals.
See Note 3 on pages 170–187 of this Annual Report for further information on the fair value hierarchy for impaired collateral-dependent loans.
The formula-based component is based on a statistical calculation to provide for probable principal losses inherent in performing risk-rated loans and consumer loans, except for loans restructured in troubled debt restructurings and PCI loans. See Note 14 on pages 220–238 of this Annual Report for more information on PCI loans.
For risk-rated loans, the statistical calculation is the product of an estimated probability of default and an estimated loss given default. These factors are differentiated by risk rating and expected maturity. In assessing the risk rating of a particular loan, among the factors considered are the obligor’s debt capacity and financial flexibility, the level of the obligor’s earnings, the amount and sources for repayment, the level and nature of contingencies, management strength, and the industry and geography in which the obligor operates. These factors are based on an evaluation of historical and current information, and involve subjective assessment and interpretation. Emphasizing one factor over another or considering additional factors could impact the risk rating assigned by the Firm to that loan. PD estimates are based on observable external through-the-cycle data, using credit-rating agency default statistics. LGD estimates are based on the Firm’s history of actual credit losses over more than one credit cycle.
For scored loans, the statistical calculation is performed on pools of loans with similar risk characteristics (e.g., product type) and generally computed as the product of actual outstandings, an expected-loss factor and an estimated-loss coverage period. Expected-loss factors are statistically derived and consider historical factors such as loss frequency and severity. In developing loss frequency and severity assumptions, the Firm considers known and anticipated changes in the economic environment, including changes in housing prices, unemployment rates and other risk indicators.
A nationally recognized home price index measure is used to develop loss severity estimates on defaulted residential real estate loans at the metropolitan statistical areas (“MSA”) level. These loss severity estimates are regularly validated by comparison to actual losses recognized on defaulted loans, market-specific real estate appraisals and property sales activity. Real estate broker price opinions are obtained when the loan is being evaluated for charge-off and at least every six months thereafter. When foreclosure is determined to be probable, a third-party appraisal is obtained as soon as practicable. Forecasting methods are used to estimate expected-loss factors, including credit loss forecasting models and vintage-based loss forecasting.
The economic impact of potential modifications of residential real estate loans is not included in the formula-based allowance because of the uncertainty regarding the type and results of such modifications. As discussed in Note 14 on pages 220–238 of this Annual Report, modified residential real estate loans are generally accounted for as troubled debt restructurings upon contractual modification and are evaluated for an asset-specific allowance at and subsequent to modification. Assumptions regarding the loans’ expected re-default rates are incorporated into the measurement of the asset-specific allowance.
Management applies judgment within an established framework to adjust the results of applying the statistical calculation described above. The determination of the appropriate adjustment is based on management’s view of uncertainties that have occurred but are not yet reflected in the loss factors and that relate to current macroeconomic and political conditions, the quality of underwriting standards and other relevant internal and external factors affecting the credit quality of the portfolio. In addition, for the risk-rated portfolios, any adjustments made to the statistical calculation also consider concentrated and deteriorating industries. For the scored loan portfolios, adjustments to the statistical calculation are accomplished in part by analyzing the historical loss experience for each major product segment. Factors related to unemployment, housing prices, borrower behavior and lien position are incorporated into the calculation, where relevant.
Management establishes an asset-specific allowance for lending-related commitments that are considered impaired and computes a formula-based allowance for performing wholesale and consumer lending-related commitments. These are computed using a methodology similar to that used for the wholesale loan portfolio, modified for expected maturities and probabilities of drawdown.
Allowance for credit losses and loans and lending-related commitments by impairment methodology

	2010
		Consumer,
Year ended December 31,		excluding
(in millions)	Wholesale	credit card	Credit Card	Total

Allowance for loan losses
Beginning balance at January 1,	$7,145	$14,785	$9,672	$31,602
Cumulative effect of change in accounting principles(a)	14	127	7,353	7,494
Gross charge-offs(a)	1,989	8,383	15,410	25,782
Gross (recoveries)(a)	(262)	(474)	(1,373)	(2,109)

Net charge-offs(a)	1,727	7,909	14,037	23,673

Provision for loan losses:
Excluding accounting conformity(a)	(673)	9,458	8,037	16,822
Accounting conformity(b)	—	—	—	—

Total provision for loan losses	(673)	9,458	8,037	16,822

Acquired allowance resulting from Washington Mutual transaction	—	—	—	—
Other(c)	2	10	9	21

Ending balance at December 31	$4,761	$16,471	$11,034	$32,266

Allowance for loan losses by impairment methodology
Asset-specific(d)(e)(f)	$1,574	$1,075	$4,069	$6,718
Formula-based(a)(f)	3,187	10,455	6,965	20,607
PCI	—	4,941	—	4,941

Total allowance for loan losses	$4,761	$16,471	$11,034	$32,266

Loans by impairment methodology
Asset-specific(c)	$5,486	$6,220	$10,005	$21,711
Formula-based	216,980	248,481	125,519	590,980
PCI	44	72,763	—	72,807

Total retained loans	$222,510	$327,464	$135,524	$685,498

Determining the appropriateness of the allowance is complex and requires judgment by management about the effect of matters that are inherently uncertain. Subsequent evaluations of the loan portfolio, in light of the factors then prevailing, may result in significant changes in the allowances for loan losses and lending-related commitments in future periods.
At least quarterly, the allowance for credit losses is reviewed by the Chief Risk Officer, the Chief Financial Officer and the Controller of the Firm and discussed with the Risk Policy and Audit Committees of the Board of Directors of the Firm. As of December 31, 2010, JPMorgan Chase deemed the allowance for credit losses to be appropriate (i.e., sufficient to absorb losses that are inherent in the portfolio, including those not yet identifiable).

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2009				2008
	Consumer,				Consumer,
	excluding				excluding
Wholesale	credit card	Credit Card	Total	Wholesale	credit card	Credit Card	Total

$6,545	$8,927	$7,692	$23,164	$3,154	$2,673	$3,407	$9,234
—	—	—	—	—	—	—	—
3,226	10,421	10,371	24,018	521	5,086	5,157	10,764
(94)	(222)	(737)	(1,053)	(119)	(209)	(601)	(929)

3,132	10,199	9,634	22,965	402	4,877	4,556	9,835

3,684	16,032	12,019	31,735	2,895	10,309	6,456	19,660
—	—	—	—	641	350	586	1,577

3,684	16,032	12,019	31,735	3,536	10,659	7,042	21,237

—	—	—	—	229	897	1,409	2,535
48	25	(405)	(332)	28	(425)	390	(7)

$7,145	14,785	$9,672	$31,602	$6,545	$8,927	$7,692	23,164

$2,046	$896	$3,117	6,059	$712	$332	$1,450	$2,494
5,099	12,308	6,555	23,962	5,833	8,595	6,242	20,670
—	1,581	—	1,581	—	—	—	—

$7,145	$14,785	$9,672	$31,602	$6,545	$8,927	$7,692	$23,164

$6,960	3,648	$6,245	$16,853	$2,088	$2,086	$3,048	$7,222
192,982	263,462	72,541	528,985	245,777	285,181	101,647	632,605
135	81,245	—	81,380	224	88,813	51	89,088

$200,077	$348,355	$78,786	$627,218	$248,089	$376,080	$104,746	$728,915

	2010
		Consumer,
Year ended December 31,		excluding
(in millions)	Wholesale	credit card	Credit Card	Total

Allowance for lending-related commitments
Beginning balance at January 1,	$927	$12	$—	$939
Cumulative effect of change in accounting principles(a)	(18)	—	—	(18)
Provision for lending-related commitments:
Excluding accounting conformity(a)	(177)	(6)	—	(183)
Accounting conformity(b)	—	—	—	—

Total provision for lending-related commitments	(177)	(6)	—	(183)

Acquired allowance resulting from Washington Mutual transaction	—	—	—	—
Other(c)	(21)	—	—	(21)

Ending balance at December 31	$711	$6	$—	$717

Allowance for lending-related commitments by impairment methodology
Asset-specific	$180	$—	$—	$180
Formula-based	531	6	—	537

Total allowance for lending-related commitments	$711	$6	$—	$717

Lending-related commitments by impairment methodology
Asset-specific	$1,005	$—	$—	$1,005
Formula-based	345,074	61,534	547,227	953,835

Total lending-related commitments	$346,079	$61,534	$547,227	$954,840

Impaired collateral-dependent loans
Net charge-offs	$269	$304	$—	$573
Loans measured at fair value of collateral less cost to sell	806	890	—	1,696

(a)	Effective January 1, 2010, the Firm adopted accounting guidance related to VIEs. Upon adoption of the guidance, the Firm consolidated its Firm-sponsored credit card securitization trusts, its Firm-administered multi-seller conduits and certain other consumer loan securitization entities, primarily mortgage-related. As a result, $7.4 billion, $14 million and $127 million, respectively, of allowance for loan losses were recorded on-balance sheet associated with the consolidation of these entities. For further discussion, see Note 16 on pages 244–259 of this Annual Report.

(b)	Represents adjustments to the provision for credit losses recognized in Corporate/Private Equity related to the Washington Mutual transaction in 2008.

(c)	The 2009 amount predominantly represents a reclassification related to the issuance and retention of securities from the Chase Issuance Trust. For further information, see Note 16 on pages 244–259 of this Annual Report. The 2008 amount predominantly represents a transfer of allowance between Corporate/Private Equity and Credit card.

(d)	Relates to risk-rated loans that have been placed on nonaccrual status and loans that have been modified in a troubled debt restructuring.

(e)	At December 31, 2010, 2009 and 2008 the asset-specific consumer excluding card allowance for loan losses included troubled debt restructuring reserves of $985 million, $754 million and $258 million respectively. The asset-specific credit card allowance for loan losses is related to loans modified in troubled debt restructurings.

(f)	At December 31, 2010, the Firm’s allowance for loan losses on all impaired credit card loans was reclassified to the asset-specific allowance. This reclassification had no incremental impact on the Firm’s allowance for loan losses. Prior periods have been revised to reflect the current presentation.

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2009				2008
	Consumer,				Consumer,
	excluding				excluding
Wholesale	credit card	Credit card	Total	Wholesale	credit card	Credit card	Total

$634	$25	$—	$659	$835	$15	$—	$850
—	—	—	—	—	—	—	—

290	(10)	—	280	(214)	(1)	—	(215)
—	—	—	—	5	(48)	—	(43)

290	(10)	—	280	(209)	(49)	—	(258)

—	—	—	—	—	66	—	66
3	(3)	—	—	8	(7)	—	1

$927	$12	$—	$939	$634	$25	$—	$659

$297	$—	$—	$297	$29	$—	$—	$29
630	12	—	642	605	25	—	630

$927	$12	$—	$939	$634	$25	$—	$659

$1,577	$—	$—	$1,577	$233	$—	$—	$233
345,578	74,827	569,113	989,518	379,638	117,805	623,702	1,121,145

$347,155	$74,827	$569,113	$991,095	$379,871	$117,805	$623,702	$1,121,378

$500	$166	$—	$666	$124	$22	$—	$146
1,127	210	—	1,337	1,032	33	—	1,065